Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Investor Class
Trading Symbol	PVCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$128	1.25%
[1]
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ending December 31, 2025, the Palm Valley Capital Fund Investor Class rose 4.46%, while the S&P SmallCap 600 Total Return benchmark gained 6.02%. The Fund’s average cash exposure over the year was 74.7%. Before considering fund expenses and the impact of Treasury holdings, equity-only performance was 8.81% for the twelve months. The proportion of the Fund held in equities peaked late in the third quarter. At this time, the Fund’s average discount to our fair value estimates was the largest it had been in over five years.
Despite a strong year for share prices of the largest companies, nearly half of U.S. stocks were down. Certain themes were evident among the worst performers, including companies with perceived AI pressure, in cyclical troughs, or impacted by weight loss drugs. Most small caps that sold off sharply in 2025 harbored above-average financial or operating risk. We will accept these risks, to an extent, on new Fund investments, if we believe the valuation adequately compensates us. In our opinion, most of the small cap market remains fully valued, with recent gains supported by expectations of additional monetary easing by the Federal Reserve and ongoing fiscal stimulus.

Top Contributors
↑	Sprott Physical Silver Trust (PSLV)
↑	Sprott Physical Gold Trust (PHYS)
↑	WH Group ADR (WHGLY)

Top Detractors
↓	Carters (CRI)
↓	Kelly Services (KELYA)
↓	ManpowerGroup (MAN)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2019)
Investor Class	4.46	4.98	6.69
S&P 500 TR	17.88	14.42	15.28
S&P SmallCap 600 TR	6.02	7.31	8.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
Net Assets	$ 222,503,323
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,513,235
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$222,503,323
Number of Holdings	27
Net Advisory Fee	$1,513,235
Portfolio Turnover	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Industry	(% of net assets)
Temporary Help Services	3.5%
Computer Systems Design and Related Services	3.5%
General Freight Trucking, Long-Distance	1.9%
Motor Vehicle Parts (Used) Merchant Wholesalers	1.7%
Crude Petroleum Extraction	1.6%
Bread and Bakery Product Manufacturing	1.4%
Lessors of Other Real Estate Property	1.3%
Animal Slaughtering and Processing	1.2%
Medical Equipment and Supplies Manufacturing	1.1%
Cash & Other Industries	82.8%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	66.5%
First American Treasury Obligations Fund	9.8%
Amdocs Ltd.	3.5%
Heartland Express, Inc.	1.9%
LKQ Corp.	1.7%
Chord Energy Corp.	1.6%
Kelly Services, Inc.	1.4%
Flowers Foods, Inc.	1.4%
Farmland Partners, Inc.	1.3%
WH Group Ltd.	1.2%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Institutional Class
Trading Symbol	PVCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$102	1.00%
[2]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ending December 31, 2025, the Palm Valley Capital Fund Institutional Class rose 4.68%, while the S&P SmallCap 600 Total Return benchmark gained 6.02%. The Fund’s average cash exposure over the year was 74.7%. Before considering fund expenses and the impact of Treasury holdings, equity-only performance was 8.81% for the twelve months. The proportion of the Fund held in equities peaked late in the third quarter. At this time, the Fund’s average discount to our fair value estimates was the largest it had been in over five years.
Despite a strong year for share prices of the largest companies, nearly half of U.S. stocks were down. Certain themes were evident among the worst performers, including companies with perceived AI pressure, in cyclical troughs, or impacted by weight loss drugs. Most small caps that sold off sharply in 2025 harbored above-average financial or operating risk. We will accept these risks, to an extent, on new Fund investments, if we believe the valuation adequately compensates us. In our opinion, most of the small cap market remains fully valued, with recent gains supported by expectations of additional monetary easing by the Federal Reserve and ongoing fiscal stimulus.

Top Contributors
↑	Sprott Physical Silver Trust (PSLV)
↑	Sprott Physical Gold Trust (PHYS)
↑	WH Group ADR (WHGLY)

Top Detractors
↓	Carters (CRI)
↓	Kelly Services (KELYA)
↓	ManpowerGroup (MAN)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Institutional Class	4.68	5.92
S&P 500 TR	17.88	27.44
S&P SmallCap 600 TR	6.02	17.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
Net Assets	$ 222,503,323
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,513,235
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$222,503,323
Number of Holdings	27
Net Advisory Fee	$1,513,235
Portfolio Turnover	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Industry	(% of net assets)
Temporary Help Services	3.5%
Computer Systems Design and Related Services	3.5%
General Freight Trucking, Long-Distance	1.9%
Motor Vehicle Parts (Used) Merchant Wholesalers	1.7%
Crude Petroleum Extraction	1.6%
Bread and Bakery Product Manufacturing	1.4%
Lessors of Other Real Estate Property	1.3%
Animal Slaughtering and Processing	1.2%
Medical Equipment and Supplies Manufacturing	1.1%
Cash & Other Industries	82.8%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	66.5%
First American Treasury Obligations Fund	9.8%
Amdocs Ltd.	3.5%
Heartland Express, Inc.	1.9%
LKQ Corp.	1.7%
Chord Energy Corp.	1.6%
Kelly Services, Inc.	1.4%
Flowers Foods, Inc.	1.4%
Farmland Partners, Inc.	1.3%
WH Group Ltd.	1.2%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund

[1]
*	Annualized

[2]
*	Annualized